Prepaid expenses and other current assets (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of prepaid expenses and other current assets

Prepaid expenses and other current assets consist of the following:

	At December 31,
	2021	2020
	(in Euros)
Value Added Tax (VAT)	€820,780	€480,000
Research and development tax credit	600,000	280,631
Deferred offering costs	-	156,261
Advances to suppliers- related party	-	121,432
Advances to suppliers	58,009	-
Other current assets	21,987	-
Other prepaids	18,247	30,609
Total	€1,519,023	€1,068,933